Subsequent events	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to the December 31 consolidated balance sheet date
10. Events subsequent to the June 30, 2023, consolidated balance sheet
Significant transactions closed in July 2023
In the second quarter of 2023, Novartis entered into an agreement to acquire DTx Pharma Inc. (DTx), a San-Diego US based, pre-clinical stage biotechnology company focused on leveraging its proprietary FALCON platform to develop siRNA therapies for neuroscience indications. The transaction was completed on July 14, 2023.  For details see Note 3, “Significant pending transactions entered into in second quarter 2023 and closed in July 2023.”